Share-based payment plans - Movements in number and restricted shares awards (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 0.13	$ 0.54	$ 0.62
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 3.31	$ 3.31	$ 3.31
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	13,105,349	16,752,551	10,379,481
Granted during the year	21,432,152	2,640,460	10,550,820
Forfeited during the year	(3,807,502)	(686,092)	(736,282)
Vested during the year	(5,003,288)	(5,601,570)	(3,441,468)
Outstanding at period end	25,726,711	13,105,349	16,752,551